Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	$ (48,547)	¥ (325,808)	¥ (314,862)	¥ (832,497)
Net cash used in investing activities	(12,343)	(82,836)	340,461	(541,637)
Net cash provided by financing activities	61,818	414,872	7,136	194,964
Cash and cash equivalents at beginning of year		1,224,393
Cash and cash equivalents at end of year	190,236	1,276,710	1,224,393
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	1,227	8,240	(37,887)	(26,547)
Net cash used in investing activities	(31,833)	(213,639)	(106,922)	(1,171,263)
Net cash provided by financing activities	61,818	414,872		192,142
Net (decrease)/increase in cash and cash equivalents	31,212	209,473	(144,809)	(1,005,668)
Cash and cash equivalents at beginning of year	44,814	300,753	445,562	1,451,230
Cash and cash equivalents at end of year	$ 76,026	¥ 510,226	¥ 300,753	¥ 445,562